MARKET RISK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Balance, beginning of year	$55	$114	$68
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	39	112	67
Acquisition from business combination(1)	2,420	—	216
Derecognition(2)	(129)	—	—
Issuance	7	89	27
Interest accrual	103	6	3
Attributed fees collected	159	45	28
Benefits payments	—	—	—
Effect of changes in interest rates	(112)	(106)	49
Effect of changes in equity markets	30	70	3
Effect of changes in equity index volatility	(119)	(129)	(29)
Effect of changes in future expected policyholder behavior	2	(13)	(4)
Effect of changes in other future expected assumptions	83	(33)	(204)
Balance, end of year, before the effect of changes in the instrument-specific credit risk	2,483	41	156
Effect of changes in the ending instrument-specific credit risk	316	14	(42)
Balance, end of year	2,799	55	114
Less: Reinsured MRB, end of year	(526)	—	—
Balance, end of year, net of reinsurance	$2,273	$55	$114

Net amount at risk(3)	$12,051	$868	$1,050
Weighted average attained age of contract holders (years)	71	66	65
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(1)See Note 16 for the details of the measurement period adjustment to market risk benefits liability included within the 2024 amount, which was assumed upon the Company’s acquisition of AEL in May 2024.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2024			2023
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$856	$(3,655)	$(2,799)	$34	$(89)	$(55)